Shareholders' Equity (Details) - USD ($)			12 Months Ended
	Nov. 20, 2024	Sep. 16, 2024	Dec. 31, 2024		Jun. 27, 2024	Dec. 31, 2023 [1]
Shareholders’ Equity [Line Items]
Common stock authorized		100,000,000	100,000,000	[1]		100,000,000
Common stock par value (in Dollars per share)		$ 0.0005	$ 0.0005	[1]		$ 0.0005
Share issue		11,100
Percentage of share capital		10.00%
Total consideration (in Dollars)		$ 2,000,000
Authorized share capital (in Dollars)		$ 50,000
Share price (in Dollars per share)	$ 4
Offering price per share (in Dollars per share)			$ 4
Gross proceeds (in Dollars)			$ 10,660,000
Mr. Ngai Ming Yuk [Member]
Shareholders’ Equity [Line Items]
Share issue		1,100
Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share)		$ 1
Share issue		1,100	2,200,000
Subscription consideration of ordinary shares			10,000
Ordinary shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share)	$ 1
Share split	2,000
Number of shares issued and outstanding	22,200,000
Ordinary shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share)	$ 0.0005
Share split	1
Number of shares issued and outstanding	11,100
Ordinary shares [Member] | Cayman Islands [Member]
Shareholders’ Equity [Line Items]
Common stock authorized					50,000
Common stock outstanding					10,000
Common stock par value (in Dollars per share)					$ 1
IPO [Member]
Shareholders’ Equity [Line Items]
Share issue			2,664,000
Aggregate ordinary shares	2,664,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Aggregate ordinary shares			399,600

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.